Non-controlling interest - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Jul. 31, 2018	Feb. 28, 2010 USD ($)	Feb. 28, 2010 CNY (¥)
Noncontrolling Interest [Line Items]
Minority interest owned by shareholder, amount | $				$ 439,000
Ratio of Number of Votes per Preference Share		1 vote per 10 preference shares
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	80.00%
Xunlei Games Development (Shenzhen) Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest owned by parent				70.00%	70.00%
Minority interest owned by shareholder, percent				30.00%	30.00%
Minority interest owned by shareholder, amount | ¥					¥ 3,000,000
HK Onething Technologies Ltd [Member]
Noncontrolling Interest [Line Items]
Minority interest owned by shareholder, percent			49.00%
Henan Tourism Information Co., Ltd., [Member]
Noncontrolling Interest [Line Items]
Minority interest owned by shareholder, percent	20.00%